Employee Benefit Plans (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 KZT (₸)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 KZT (₸)	Sep. 30, 2024 THB (฿)	Dec. 31, 2023 THB (฿)
Employee Benefit Plans [Line Items]
Scheme calculated rate	8.00%	8.00%	8.00%	8.00%
Special concession amount (in Baht) | ฿					฿ 450	฿ 450
HK SAR [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	5.00%	5.00%	5.00%	5.00%
Thailand [Member]
Employee Benefit Plans [Line Items]
Special concession amount (in Baht) | ฿					฿ 750	฿ 750
KYRGYZSTAN [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	15.00%	15.00%	15.00%	15.00%
Occupational Risk Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent					0.80%	0.80%
Occupational Risk Scheme [Member] | Cambodia [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	$ 0.4		$ 0.4
Occupational Risk Scheme [Member] | Cambodia [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	2.4		2.4
Health Care Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent					2.60%	2.60%
Health Care Scheme [Member] | Cambodia [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	1.3		1.3
Health Care Scheme [Member] | Cambodia [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	$ 7.8		$ 7.8
Pension Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent					2.00%	2.00%
Contribution equivalent total					4.00%	4.00%
Pension Scheme [Member] | Cambodia [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 100	₸ 400,000	$ 100	₸ 400,000
Pension Scheme [Member] | Cambodia [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 300	₸ 1,200,000	$ 300	₸ 1,200,000